Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of disaggregated revenue

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2021	2020	2021	2020
Product sales - third parties	$301,693	$123,090	$343,643	$496,873
Product sales - related party	14,575	39,115	29,884	57,648
Service revenue - third parties	5,062,756	243,312	9,613,850	562,889
Service revenue - related party	62,240	50,000	62,240	97,500
Total revenue	$5,447,264	$455,517	$10,049,617	$1,214,910

Schedule of receivables and contract liabilities

	December 31,	June 30,
	2021	2021
Accounts receivable, net	$6,045,187	$265,812
Accounts receivable, net - related parties	119,480	69,952
Deferred revenue	657,159	219,999